SEGMENT REPORTING	12 Months Ended
Dec. 31, 2022
SEGMENT REPORTING

M.SEGMENT REPORTING

ASC 280, Segment Reporting (“ASC 280”), defines operating segments as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance.

We operate manufacturing, treating and distribution facilities internationally, but primarily in the United States. Our business segments consist of UFP Retail Solutions, UFP Packaging and UFP Construction and align with the end markets we serve. This segment structure allows for a specialized and consistent sales approach among Company operations, efficient use of resources and capital, and quicker introduction of new products and services. We manage the operations of our individual locations primarily through a market-centered reporting structure under which each location is included in a business unit and business units are included in our Retail, Packaging, and Construction segments. In the case of locations which serve multiple segments, results are allocated and accounted for by segment. Two customers, The Home Depot and Lowes, accounted for approximately 15% and 11%, respectively, of our total net sales in fiscal 2022, 16% and 10%, respectively, of our total net sales in fiscal 2021 and 24% and 4%, respectively, in 2020.

The exception to this market-centered reporting and management structure is our International segment, which comprises our Mexico, Canada, Europe, India, and Australia operations and sales and buying offices in other parts of the world and our Ardellis segment, which represents our wholly owned fully licensed captive insurance company based in Bermuda. Our International and Ardellis segments do not meet the quantitative thresholds in order to be separately reported and accordingly, the International and Ardellis segments have been aggregated in the “All Other” segment for reporting purposes.

“Corporate” includes purchasing, transportation and administrative functions that serve our operating segments. Operating results of Corporate primarily consist of net sales to external customers initiated by UFP Purchasing and UFP Transportation and over (under) allocated costs. The operating results of UFP Real Estate, Inc., which owns and leases real estate, and UFP Transportation Ltd., which owns, leases and operates transportation equipment, are also included in the Corporate column. Inter-company lease and service charges are assessed to our operating segments for the use of these assets and services at fair market value rates. Total assets in the Corporate column include unallocated cash and cash equivalents, certain prepaid assets, certain property, equipment and other assets pertaining to the centralized activities of Corporate, UFP Real Estate, Inc., UFP Transportation Ltd, UFP Purchasing, and UFP RMS, LLC. The tables below are presented in thousands.

	2022
				All
	Retail	Packaging	Construction	Other	Corporate	Total
Net sales to outside customers	$3,650,639	$2,394,681	$3,143,868	$431,611	$5,940	$9,626,739
Intersegment net sales	392,740	78,409	110,523	421,406	(1,003,078)	—
Interest expense	177	(2)	—	(1,310)	15,045	13,910
Amortization expense	4,131	6,925	3,358	4,571	514	19,499
Depreciation expense	19,898	28,191	15,364	2,992	27,618	94,063
Segment earnings before income taxes	150,165	333,087	397,446	56,813	(2,695)	934,816
Segment assets	889,417	885,878	712,837	308,688	875,253	3,672,073
Capital expenditures	55,806	55,129	54,167	3,968	5,054	174,124

	2021
				All
	Retail	Packaging	Construction	Other	Corporate	Total
Net sales to outside customers	$3,418,337	$2,148,142	$2,698,434	$362,473	$8,748	$8,636,134
Intersegment net sales	214,400	85,954	82,026	455,874	(838,254)	—
Interest expense	98	12	1	184	13,519	13,814
Amortization expense	2,780	6,093	3,525	1,336	214	13,948
Depreciation expense	16,955	26,219	13,151	2,094	25,765	84,184
Segment earnings before income taxes	124,790	264,958	264,238	80,905	(8,555)	726,336
Segment assets	844,189	741,672	736,157	343,363	579,890	3,245,271
Capital expenditures	40,408	42,652	22,344	5,140	40,622	151,166

	2020
				All
	Retail	Packaging	Construction	Other	Corporate	Total
Net sales to outside customers	$2,167,122	$1,072,117	$1,695,684	$217,094	$1,981	$5,153,998
Intersegment net sales	142,839	45,217	68,294	283,689	(540,039)	—
Interest expense	2	22	—	90	9,197	9,311
Amortization expense	1,482	4,159	2,152	877	46	8,716
Depreciation expense	11,675	15,163	12,123	1,619	23,384	63,964
Segment earnings before income taxes	155,364	83,430	69,092	38,333	(5,236)	340,983
Segment assets	510,464	416,487	510,972	196,856	770,112	2,404,891
Capital expenditures	16,277	21,141	16,902	2,258	32,604	89,182

Information regarding principal geographic areas was as follows (in thousands):

	2022		2021		2020
		Long-Lived		Long-Lived		Long-Lived
		Tangible		Tangible		Tangible
	Net Sales	Assets	Net Sales	Assets	Net Sales	Assets
United States	$9,254,676	$770,921	$8,395,737	$679,757	$5,022,014	$478,325
Foreign	372,063	126,840	240,397	54,873	131,984	36,380
Total	$9,626,739	$897,761	$8,636,134	$734,630	$5,153,998	$514,705

The following table presents, for the periods indicated, our disaggregated net sales (in thousands) by business unit for each segment.

	2022	2021	2020
Retail
Deckorators	$326,011	$248,765	$219,930
Prowood and Outdoor Essentials	2,228,509	2,239,711	1,828,489
Sunbelt	924,441	773,909	—
UFP Edge	168,190	148,927	114,987
Other	3,488	7,025	3,716
Total Retail	$3,650,639	$3,418,337	$2,167,122

Packaging
North (1)	$646,278	$615,092	$385,132
Southeast (1)	445,203	395,069	229,316
Southwest (1)	468,274	400,515	238,643
West (1)	379,038	363,300	206,022
PalletOne	399,356	355,347	—
Protective Packaging	56,532	18,819	13,004
Total Packaging	$2,394,681	$2,148,142	$1,072,117

Construction
Factory Built	$1,181,837	$1,098,905	$597,017
Site Built	1,361,607	1,190,393	725,899
Commercial	336,298	259,360	221,988
Concrete Forming	264,126	149,776	150,780
Total Construction	$3,143,868	$2,698,434	$1,695,684

All Other	$431,611	$362,473	$217,094

Corporate	$5,940	$8,748	$1,981

Total Net Sales	$9,626,739	$8,636,134	$5,153,998

(1) Effective January 1, 2023, the Packaging segment established new business units as followings: Structural Packaging, PalletOne, and Protective Packaging Solutions. This change will result in the transfer of net sales from the these geographic business units to Structural Packaging and PalletOne in 2023.

The following table presents, for the periods indicated, our percentage of value-added and commodity-based sales to total net sales by segment.

	2022	2021	2020
Value-Added
Retail	44.9%	43.2%	53.8%
Packaging	72.0%	67.7%	64.7%
Construction	77.2%	73.0%	76.3%
All Other	76.3%	74.7%	76.0%
Corporate	44.3%	67.9%	100.0%
Total	63.4%	59.7%	64.3%

Commodity-Based
Retail	55.1%	56.8%	46.2%
Packaging	28.0%	32.3%	35.3%
Construction	22.8%	27.0%	23.7%
All Other	23.7%	25.3%	24.0%
Corporate	55.7%	32.1%	0.0%
Total	36.6%	40.3%	35.7%

fddf